CONSOLIDATED FINANCIAL STATEMENTS DETAILS - Accounts Payable and Accrued Liabilities (Details) ₽ in Millions, $ in Millions	Dec. 31, 2019 RUB (₽)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 RUB (₽)
Accounts Payable and Accrued Liabilities
Trade accounts payable and accrued liabilities	₽ 21,916.0	$ 277.9	₽ 14,715.0
Operating lease liabilities, current	10,603.0	134.5	6,516.0
Salary and other compensation expenses payable/accrued to employees	2,459.0	31.2	1,673.0
Total accounts payable and accrued liabilities	₽ 34,978.0	$ 443.6	₽ 22,904.0
Operating lease liabilities - current , Balance sheet location	us-gaap:AccountsPayableAndAccruedLiabilitiesMember	us-gaap:AccountsPayableAndAccruedLiabilitiesMember	us-gaap:AccountsPayableAndAccruedLiabilitiesMember
INCOME TAX
Income tax payable	₽ 418.0	$ 5.3	₽ 843.0